Reconciliation of Liabilities Arising from Financing Activities - Summary of Changes in Company's Liabilities Arising from Financing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 106,676	$ 54,951
Repayment	(97,518)	(146,509)
Proceeds	98,682	156,768
Total cash flow	1,164	10,259
Business acquisition (note 3)	20,210	47,471
Amortization of finance costs	430	277
Interest accretion on balances of purchase payable	784	823
Impacts of foreign exchange	7,083	(1,237)
Forgiveness of PPP loans	0	(5,868)
Reclassification other long-term debt	0	0
Total non cash	28,507	41,466
Ending balance	136,347	106,676
Current portion of long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	19,316	35,134
Repayment	(20,362)	(42,590)
Proceeds	0	0
Total cash flow	(20,362)	(42,590)
Business acquisition (note 3)	3,684	38,584
Amortization of finance costs	0	0
Interest accretion on balances of purchase payable	393	0
Impacts of foreign exchange	1,250	(9)
Reclassification other long-term debt	8,527	(11,803)
Total non cash	13,854	26,772
Ending balance	12,808	19,316
Long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	87,360	19,817
Repayment	(77,156)	(103,919)
Proceeds	98,682	156,768
Total cash flow	21,526	52,849
Business acquisition (note 3)	7,369	8,887
Amortization of finance costs	430	277
Interest accretion on balances of purchase payable	391	823
Impacts of foreign exchange	5,833	(1,228)
Forgiveness of PPP loans	0	(5,868)
Reclassification other long-term debt	(8,527)	11,803
Total non cash	5,496	14,694
Ending balance	114,382	87,360
Contingent consideration [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0
Repayment	0
Proceeds	0
Total cash flow	0
Business acquisition (note 3)	9,157
Amortization of finance costs	0
Interest accretion on balances of purchase payable	0
Impacts of foreign exchange	0
Reclassification other long-term debt	0
Total non cash	9,157
Ending balance	$ 9,157	$ 0